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                          COMMAND Government Fund
                            100 Mulberry Street
                       Gateway Center Three, 4th Floor
                        Newark, New Jersey 07102-4077



                                       August 28, 2001



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

     RE: COMMAND Government Fund
         Registration Nos. 2-73901 and 811-3251
         --------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment
No. 22 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 22 to the Fund's registration statement was filed electronically via the EDGAR system on August 23, 2001.


                                       Sincerely,

                                       /s/ Jonathan D. Shain
                                       ---------------------
                                       Jonathan D. Shain
                                       Secretary